Description of Plan - Additional Information (Details) - EBP 006		12 Months Ended
	Jan. 01, 2024 Employee	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual compensation limitation amount		$ 350,000
Employee benefit plan maximum annual compensation limitation percentage		50.00%
Matching contribution percentage		25.00%
Percentage on employee eligible compensation		4.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount		$ 23,500
Employee benefit plan participant maximum annual contribution amount		70,000
Employee benefit plan participant maximum annual contribution including catch up contributions amount		$ 77,500
Employee benefit plan participant maximum annual compensation percentage		100.00%
Employee benefit plan, employer contribution, participant investment options reallocate amounts, percentage		1.00%
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount		$ 1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount		$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan note receivable interest rate spread		1.00%
Employee benefit plan forfeited nonvested amount used to offset employer matching contributions		$ 59,000
Employee benefit plan, unused forfeited balances		$ 26,000	$ 23,000
Employee benefit plan contribution vesting description		Participants are immediately vested in their elective contributions plus any income or loss thereon.
Age 50 or Older
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount		$ 7,500
Ages 60 through 63
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount		11,250
Employee benefit plan participant maximum annual contribution including catch up contributions amount		$ 81,250
Montana Rail Link Employees
EBP, Description of Plan [Line Items]
Matching contribution percentage	50.00%
Percentage on employee eligible compensation	8.00%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, single vested contribution of qualified earnings, percentage		25.00%
Employee benefit plan percentage of participant account in stock fund		20.00%
Employee benefit plan, note receivable from participant, loan terms for purchase of primary residence.		15 years
Employee benefit plan note receivable from participant interest rate		10.50%	11.50%
Employee benefit plan immediate lump sum distributions transferred to individual retirement account		$ 7,000
Maximum | Montana Rail Link Employees
EBP, Description of Plan [Line Items]
Employee benefit plan, number of employees from acquisition | Employee	1,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, single vested contribution of qualified earnings, percentage		1.00%
Employee benefit plan, note receivable from participant, loan terms for purchase of primary residence.		5 years
Employee benefit plan note receivable from participant interest rate		4.25%	4.25%
Employee benefit plan mandatory lump sum distributions transferred to individual retirement account		$ 1,000